CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Current assets	€ 35,481	€ 42,748
Cash and cash equivalents	12,119	7,027
Financial assets	2,047	18,522
Trade receivables	6,165	6,107
Inventories	11,136	9,482
Income tax receivables	23	23
Other assets	3,991	1,587
Non-current assets
Non-current assets	19,639	24,711
Financial assets	944	4
Intangible assets	819	878
Property, plant and equipment	17,799	23,719
Other assets	77	110
Total assets	55,120	67,459
Current liabilities
Current liabilities	11,374	21,716
Trade payables	2,683	2,594
Contract liabilities	4,877	2,132
Financial liabilities	1,161	14,882
Other liabilities and provisions	2,653	2,108
Non-current liabilities
Non-current liabilities	19,024	13,256
Deferred tax liabilities		87
Contract liabilities	281	231
Financial liabilities	18,743	12,938
Equity
Equity	24,722	32,487
Subscribed capital	9,135	7,027
Capital reserves	112,996	110,264
Accumulated deficit	(97,240)	(85,974)
Accumulated other comprehensive income	(464)	1,400
Equity attributable to the owners of the company	24,427	32,717
Non-controlling interests	295	(230)
Total equity and liabilities	€ 55,120	€ 67,459